Employee Stock and Benefit Plans	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Stock and Benefit Plans
Employee Stock and Benefit Plans
We maintain several equity incentive plans under which we may grant non-qualified stock options, incentive stock options, restricted stock, restricted stock units (“RSUs”), or stock appreciation rights to employees, non-employee directors and consultants. We issue new shares of common stock upon exercise of stock options and the vesting of RSUs. We also have an employee stock purchase plan (“ESPP”).
As of September 30, 2012, there were 24.6 million shares of common stock available for issuance pursuant to future equity-based compensation awards and 8.1 million shares available for issuance under our ESPP.
Stock based compensation expense recognized in the consolidated financial statements (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Options	$46.2	$60.4	$76.8
Restricted Stock Units (“RSUs”)	107.4	84.8	36.8
Total stock-based compensation expense recognized in the consolidated statement of earnings	$153.6	$145.2	$113.6
Total related tax benefit	54.2	51.2	40.6
Total capitalized stock-based compensation included in net property, plant and equipment and inventories on the consolidated balance sheets	2.0	2.1	1.9

Stock Option Plans
Stock options to purchase our common stock are granted at the fair market value of the stock on the date of grant. The majority of options become exercisable in four equal installments beginning a year from the date of grant and generally expire 10 years from the date of grant. Options granted to non-employee directors generally vest over one to three years. Nearly all outstanding stock options are non-qualified stock options.
The fair value of each stock option granted is estimated on the grant date using the Black-Scholes-Merton (“BSM”) option valuation model. The assumptions used to calculate the fair value of options granted are evaluated and revised, as necessary, to reflect market conditions and our experience. Options granted are valued using the multiple option valuation approach, and the resulting expense is recognized over the requisite service period for each separately vesting portion of the award. Compensation expense is recognized only for those options expected to vest, with forfeitures estimated at the date of grant based on our historical experience and future expectations.
The fair value of stock option awards was estimated at the grant date with the following weighted average assumptions for fiscal years 2012, 2011, and 2010:

	Employee Stock Options Granted During the Period
Fiscal Year Ended	2012	2011	2010
Expected term (in years)	4.8	5.0	4.7
Expected stock price volatility	38.2%	39.0%	43.0%
Risk-free interest rate	1.0%	1.6%	2.1%
Expected dividend yield	1.5%	1.7%	0.1%
Weighted average grant price	$44.26	$31.46	$22.28
Estimated fair value per option granted	$12.79	$9.58	$8.50

The expected term of the options represents the estimated period of time until exercise, and is based on historical experience of similar awards, giving consideration to the contractual terms, vesting schedules and expectations of future employee behavior. Expected stock price volatility is based on a combination of historical volatility of our stock and the one-year implied volatility of Starbucks traded options, for the related vesting periods. The risk-free interest rate is based on the implied yield available on US Treasury zero-coupon issues with an equivalent remaining term. The dividend yield assumption is based on the anticipated cash dividend payouts. The amounts shown above for the estimated fair value per option granted are before the estimated effect of forfeitures, which reduce the amount of expense recorded on the consolidated statements of earnings.
The BSM option valuation model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable. Our employee stock options have characteristics significantly different from those of traded options, and changes in the subjective input assumptions can materially affect the fair value estimate. Because our stock options do not trade on a secondary exchange, employees do not derive a benefit from holding stock options unless there is an increase, above the grant price, in the market price of our stock. Such an increase in stock price would benefit all shareholders commensurately.
Stock option transactions from September 27, 2009 through September 30, 2012 (in millions, except per share and contractual life amounts):

	Shares Subject to Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, September 27, 2009	63.6	$14.75	6.7	$442
Granted	14.9	22.28
Exercised	(9.6)	11.94
Expired/forfeited	(8.2)	18.73
Outstanding, October 3, 2010	60.7	16.52	6.6	611
Granted	4.3	31.46
Exercised	(16.1)	14.40
Expired/forfeited	(3.6)	18.06
Outstanding, October 2, 2011	45.3	18.57	6.4	848
Granted	3.4	44.26
Exercised	(13.6)	15.99
Expired/forfeited	(2.0)	20.67
Outstanding, September 30, 2012	33.1	22.19	6.1	945
Exercisable, September 30, 2012	18.4	19.96	5.0	567
Vested and expected to vest, September 30, 2012	32.0	21.92	6.0	923

The aggregate intrinsic value in the table above is the amount by which the market value of the underlying stock exceeded the exercise price of outstanding options, is before applicable income taxes and represents the amount optionees would have realized if all in-the-money options had been exercised on the last business day of the period indicated.
The following is a summary of stock options outstanding at the end of fiscal 2012 (shares in millions):

	Options Outstanding			Options Exercisable
Range of Prices	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Under $10.00	9.0	6.0	$8.65	5.0	$8.65
$10.01 - $20.00	3.6	3.7	15.14	3.3	15.22
$20.01 - $30.00	10.8	6.0	23.14	6.5	23.91
Over $30.00	9.7	7.1	36.36	3.6	32.89
	33.1	6.1	$22.19	18.4	$19.96

As of September 30, 2012, total unrecognized stock-based compensation expense, net of estimated forfeitures, related to nonvested stock options was approximately $35 million, before income taxes, and is expected to be recognized over a weighted average period of approximately 2.3 years. The total intrinsic value of stock options exercised was $440 million, $323 million, and $118 million during fiscal years 2012, 2011, and 2010, respectively. The total fair value of options vested was $59 million, $126 million, and $108 million during fiscal years 2012, 2011, and 2010, respectively.

RSUs
We have both time-vested and performance-based RSUs. Time-vested RSUs are awarded to eligible employees and entitle the grantee to receive shares of common stock at the end of a vesting period, subject solely to the employee’s continuing employment. Our performance-based RSUs are awarded to eligible employees and entitle the grantee to receive shares of common stock if we achieve specified performance goals for the full fiscal year in the year of award and the grantee remains employed during the subsequent vesting period. The fair value of RSUs is based on the closing price of Starbucks common stock on the award date. Expense for performance-based RSUs is recognized when it is probable the performance goal will be achieved.
RSU transactions from September 27, 2009 through September 30, 2012 (in millions, except per share and contractual life amounts):

	Number of Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Nonvested, September 27, 2009	4.4	$11.55	1.6	$88
Granted	2.3	22.27
Vested	(0.7)	16.35
Forfeited/cancelled	(0.6)	12.27
Nonvested, October 3, 2010	5.4	13.55	1.1	141
Granted	5.4	31.06
Vested	(1.7)	9.40
Forfeited/cancelled	(0.8)	25.68
Nonvested, October 2, 2011	8.3	23.11	0.8	309
Granted	4.1	44.05
Vested	(4.2)	18.93
Forfeited/cancelled	(0.9)	35.56
Nonvested, September 30, 2012	7.3	34.68	0.9	366

As of September 30, 2012, total unrecognized stock-based compensation expense related to nonvested RSUs, net of estimated forfeitures, was approximately $80 million, before income taxes, and is expected to be recognized over a weighted average period of approximately 2.0 years.

ESPP
Our ESPP allows eligible employees to contribute up to 10% of their base earnings toward the quarterly purchase of our common stock, subject to an annual maximum dollar amount. The purchase price is 95% of the fair market value of the stock on the last business day of the quarterly offering period. The number of shares issued under our ESPP was 0.4 million in fiscal 2012.

Deferred Stock Plan
We have a deferred stock plan for certain key-employees that enables participants in the plan to defer receipt of ownership of common shares from the exercise of nonqualified stock options. The minimum deferral period is 5 years. As of September 30, 2012 and October 2, 2011, 3.4 million shares were deferred under the terms of this plan. The rights to receive these shares, represented by common stock units, are included in the calculation of basic and diluted earnings per share as common stock equivalents. No new initial deferrals are permitted under this plan; the plan permits re-deferrals of previously deferred shares.

Defined Contribution Plans
We maintain voluntary defined contribution plans, both qualified and non-qualified, covering eligible employees as defined in the plan documents. Participating employees may elect to defer and contribute a portion of their eligible compensation to the plans up to limits stated in the plan documents, not to exceed the dollar amounts set by applicable laws.
Our matching contributions to all US and non-US plans were $59.8 million, $45.5 million, and $23.5 million in fiscal years 2012, 2011, and 2010, respectively.